Restructuring Costs, Net - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended		12 Months Ended
	Jul. 31, 2013	Dec. 31, 2013 Employees	Sep. 30, 2013 Employees	Dec. 31, 2013 Land, Building and Equipment [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2013 Successor [Member] Land, Building and Equipment [Member]	Dec. 31, 2012 Successor [Member] Land, Building and Equipment [Member]	Dec. 31, 2012 Successor [Member] Certain Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Severance costs	$ 400,000	$ 200,000			$ 3,300,000	$ 2,400,000	$ 1,100,000
Lease termination and asset retirement obligation costs		100,000
Number of employees terminated due to restructuring plan		14	61
Employees termination date		Sep. 30, 2013
Assets impairment charge	500,000
Other closing costs	100,000								100,000
Professional fees		1,600,000
Relocation costs		300,000
Estimated termination benefits		2,200,000
Expected number of employees to be impact by restructuring plan		232
Expected plant closure date		Jun. 30, 2014
Impairment charge related to land, building and equipment				1,800,000					2,000,000
Accrued termination benefits cost		300,000
Curtailment and settlement loss recognized					(400,000)	1,300,000	200,000
Asset impairment charge					2,553,000	2,236,000		300,000		200,000
Deferred curtailment gain on pension plan						400,000
Gain on sale of assets									100,000
Software development cost						400,000
Gain on sale of idle manufacturing facility						$ 400,000